REPORTING CURRENCY AND TRANSLATION INTO US DOLLARS (Details)	Apr. 30, 2012	Dec. 31, 2011
Exchange Rate [Abstract]
Exchange Rate Eur To Usd		0.7729
Foreign Currency Translation Abstract
Foreign Currency Exchange Rate Translation	0.7559